Plant and Equipment, Net	6 Months Ended
Dec. 31, 2025
Plant and Equipment, Net [Abstract]
PLANT AND EQUIPMENT, NET

NOTE 5 — PLANT AND EQUIPMENT, NET

Plant and equipment, net consist of the following:

	As of December 31, 2025	As of June 30, 2025
	(Unaudited)	(Audited)
At cost:
Office equipment	$96,146	$93,646
Computer	88,731	82,786
Fixture and fittings	3,280	3,283
Motor vehicle	79,359	79,359
Leasehold improvement	19,231	19,231
	286,747	278,305
Less: accumulated depreciation	(257,224)	(250,673)
Total	$29,523	$27,632

Depreciation expense for the six months ended December 31, 2025 and 2024 was $6,621 and $5,175, respectively. No impairment loss was recognized for the six months ended December 31, 2025 and 2024.